Quarterly Holdings Report
for
Fidelity® U.S. Sustainability Index Fund
July 31, 2026
USY-NPRT3-0926
1.9883817.109
Common Stocks - 99.8%
	Shares	Value ($)
BRAZIL - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (b)	7,867	14,773,833
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	43,698	10,013,834
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	68,866	4,934,938
UNITED STATES - 99.3%
Communication Services - 13.0%
Diversified Telecommunication Services - 1.3%
AT&T Inc	1,203,544	27,982,398
Comcast Corp Class A	619,048	14,832,390
Verizon Communications Inc	719,518	33,680,638
		76,495,426
Entertainment - 0.6%
Electronic Arts Inc	40,037	8,402,165
Walt Disney Co/The	305,580	29,393,740
		37,795,905
Interactive Media & Services - 11.0%
Alphabet Inc Class A	999,709	356,026,366
Alphabet Inc Class C	795,548	283,732,194
		639,758,560
Media - 0.1%
Fox Corp Class A	34,327	1,998,861
Fox Corp Class B	24,499	1,272,478
		3,271,339
TOTAL COMMUNICATION SERVICES		757,321,230
Consumer Discretionary - 8.2%
Automobile Components - 0.0%
Aptiv PLC (b)	37,082	2,094,021
Automobiles - 2.6%
Rivian Automotive Inc Class A (b)	162,662	2,475,716
Tesla Inc (b)	483,834	150,573,979
		153,049,695
Broadline Retail - 0.1%
eBay Inc	73,411	8,369,588
Distributors - 0.0%
Genuine Parts Co	24,549	3,053,159
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings Inc	134,837	26,010,057
Carnival Corp Ltd	222,253	6,180,856
Chipotle Mexican Grill Inc (b)	224,945	8,372,453
Darden Restaurants Inc	19,702	4,010,933
Domino's Pizza Inc	5,192	1,803,908
Expedia Group Inc Class A	20,179	5,947,558
Hilton Worldwide Holdings Inc	39,267	12,584,681
Hyatt Hotels Corp Class A	6,837	1,190,048
McDonald's Corp	121,684	32,932,559
Royal Caribbean Cruises Ltd	43,961	13,992,786
Yum! Brands Inc	47,068	7,214,583
		120,240,422
Household Durables - 0.4%
DR Horton Inc	45,379	6,491,920
Garmin Ltd	28,226	8,292,234
NVR Inc (b)	453	2,784,613
PulteGroup Inc	33,329	4,215,119
		21,783,886
Specialty Retail - 2.9%
AutoZone Inc (b)	2,836	8,554,085
Best Buy Co Inc	34,107	2,942,070
Burlington Stores Inc (b)	10,848	3,997,271
Carvana Co Class A (b)	111,160	6,931,938
Dick's Sporting Goods Inc	10,452	2,047,651
Home Depot Inc/The	170,919	56,738,272
Lowe's Cos Inc	96,036	19,957,241
O'Reilly Automotive Inc (b)	143,675	12,837,361
Ross Stores Inc	53,864	13,523,634
TJX Cos Inc/The	189,660	29,841,105
Tractor Supply Co	91,417	2,812,901
Ulta Beauty Inc (b)	7,520	3,856,482
Williams-Sonoma Inc	20,529	4,694,161
		168,734,172
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	24,394	2,363,291
Lululemon Athletica Inc (b)	17,134	2,036,718
		4,400,009
TOTAL CONSUMER DISCRETIONARY		481,724,952
Consumer Staples - 5.4%
Beverages - 1.9%
Coca-Cola Co/The	664,684	58,219,672
Keurig Dr Pepper Inc	223,484	6,954,822
Monster Beverage Corp (b)	121,897	11,748,433
PepsiCo Inc	235,062	32,805,253
		109,728,180
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp	76,215	72,548,296
Dollar General Corp	38,185	4,851,404
Kroger Co/The	96,135	5,550,835
Sysco Corp	81,689	6,963,170
Target Corp	77,893	11,254,760
		101,168,465
Food Products - 0.2%
Bunge Global SA	21,616	2,296,268
General Mills Inc	93,869	3,355,817
Hershey Co/The	25,582	4,478,129
McCormick & Co Inc/MD	44,555	2,267,849
		12,398,063
Household Products - 1.4%
Church & Dwight Co Inc	41,448	4,095,477
Clorox Co/The	21,606	2,064,021
Colgate-Palmolive Co	129,777	11,848,640
Kimberly-Clark Corp	57,528	6,288,386
Procter & Gamble Co/The	399,384	57,706,994
		82,003,518
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	43,044	3,611,391
Kenvue Inc	328,749	6,325,131
		9,936,522
TOTAL CONSUMER STAPLES		315,234,748
Energy - 2.0%
Energy Equipment & Services - 0.4%
Baker Hughes Co Class A	170,507	10,313,968
Halliburton Co	142,267	4,588,111
SLB Ltd	257,674	12,778,054
		27,680,133
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy Inc	35,392	9,328,269
Marathon Petroleum Corp	50,621	16,020,029
ONEOK Inc	109,036	9,901,559
Phillips 66	68,905	14,585,810
Targa Resources Corp	35,898	9,705,742
Valero Energy Corp	51,366	16,072,422
Williams Cos Inc/The	209,804	15,009,378
		90,623,209
TOTAL ENERGY		118,303,342
Financials - 11.6%
Banks - 1.2%
Citizens Financial Group Inc	73,052	5,234,176
Fifth Third Bancorp	156,164	8,823,266
Huntington Bancshares Inc/OH	353,920	6,030,797
KeyCorp	155,107	3,503,867
PNC Financial Services Group Inc/The	68,844	17,202,050
Regions Financial Corp	146,559	4,536,001
Truist Financial Corp	213,111	11,047,674
US Bancorp	264,694	16,678,369
		73,056,200
Capital Markets - 3.9%
Ameriprise Financial Inc	15,624	8,528,204
Ares Management Corp Class A	36,830	4,717,554
Bank of New York Mellon Corp/The	117,699	18,399,885
Blackrock Inc	25,397	27,692,635
Cboe Global Markets Inc	18,104	5,616,404
Charles Schwab Corp/The	283,813	29,868,480
Intercontinental Exchange Inc	97,591	14,880,676
LPL Financial Holdings Inc	13,977	4,943,665
Moody's Corp	25,920	12,399,610
Morgan Stanley	203,380	42,795,220
Nasdaq Inc	78,647	7,407,761
Northern Trust Corp	30,152	5,493,393
Raymond James Financial Inc	30,731	5,408,041
S&P Global Inc	52,217	21,509,749
State Street Corp	47,718	8,787,747
T Rowe Price Group Inc	37,075	4,143,130
		222,592,154
Consumer Finance - 1.0%
American Express Co	91,447	30,749,054
Capital One Financial Corp	103,242	21,578,610
Synchrony Financial	60,425	4,579,611
		56,907,275
Financial Services - 3.6%
Apollo Global Management Inc	72,742	9,135,668
Fidelity National Information Services Inc	90,512	4,052,221
Fiserv Inc (b)	93,071	5,020,250
Mastercard Inc Class A	140,717	80,644,913
PayPal Holdings Inc	148,093	8,472,401
Visa Inc Class A	288,921	105,782,646
		213,108,099
Insurance - 1.9%
AFLAC Inc	78,938	10,063,016
Allstate Corp/The	44,326	11,705,610
Arch Capital Group Ltd (b)	59,523	5,983,847
Hartford Insurance Group Inc/The	47,065	6,678,994
Marsh & McLennan Cos Inc	83,370	15,814,455
MetLife Inc	95,367	9,167,630
Principal Financial Group Inc	36,951	4,201,329
Progressive Corp/The	100,781	21,307,119
Prudential Financial Inc	59,794	7,299,652
Travelers Companies Inc/The	36,270	13,578,037
Willis Towers Watson PLC	16,455	5,527,564
		111,327,253
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management Inc	126,003	2,862,788
TOTAL FINANCIALS		679,853,769
Health Care - 10.4%
Biotechnology - 1.7%
Alnylam Pharmaceuticals Inc (b)	22,928	4,712,163
Amgen Inc	92,581	35,658,498
Biogen Inc (b)	25,294	5,133,417
Gilead Sciences Inc	213,232	27,764,939
Incyte Corp (b)	29,266	3,497,872
Vertex Pharmaceuticals Inc (b)	43,764	20,879,804
		97,646,693
Health Care Equipment & Supplies - 0.8%
Cooper Cos Inc/The (b)	33,229	2,403,121
Edwards Lifesciences Corp (b)	99,058	8,525,923
IDEXX Laboratories Inc (b)	13,630	7,620,124
Insulet Corp (b)	12,264	2,027,852
STERIS PLC	16,741	3,823,644
Stryker Corp	59,289	19,310,428
Zimmer Biomet Holdings Inc	33,095	3,108,613
		46,819,705
Health Care Providers & Services - 0.9%
Cencora Inc	31,721	9,876,016
Cigna Group/The	45,274	12,633,710
Elevance Health Inc	37,730	14,180,443
Humana Inc	20,644	7,511,526
Labcorp Holdings Inc	14,106	4,361,575
Quest Diagnostics Inc	18,727	4,363,578
		52,926,848
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	25,960	5,290,129
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	48,588	6,723,122
Danaher Corp	109,351	21,321,258
IQVIA Holdings Inc (b)	29,273	6,879,740
Mettler-Toledo International Inc (b)	3,482	4,931,557
Waters Corp (b)	16,947	6,394,273
West Pharmaceutical Services Inc	12,362	4,214,947
		50,464,897
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co	351,171	22,934,978
Eli Lilly & Co	138,041	158,587,022
Johnson & Johnson	413,588	106,023,284
Merck & Co Inc	424,799	55,308,830
Royalty Pharma PLC Class A	70,289	4,106,986
Zoetis Inc Class A	72,465	5,600,820
		352,561,920
TOTAL HEALTH CARE		605,710,192
Industrials - 9.1%
Aerospace & Defense - 1.2%
Axon Enterprise Inc (b)	13,199	6,965,904
GE Aerospace	179,443	64,612,041
		71,577,945
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	20,210	2,985,623
Expeditors International of Washington Inc	22,670	3,806,067
		6,791,690
Building Products - 0.8%
Allegion plc	14,682	2,310,947
Carlisle Cos Inc	7,001	2,519,800
Carrier Global Corp	129,129	7,981,463
Johnson Controls International plc	105,115	15,416,166
Lennox International Inc	5,363	2,230,364
Trane Technologies PLC	38,019	17,296,745
		47,755,485
Commercial Services & Supplies - 0.1%
Veralto Corp	42,245	3,978,212
Construction & Engineering - 0.6%
Comfort Systems USA Inc	6,061	10,483,651
EMCOR Group Inc	7,689	6,131,439
Quanta Services Inc	25,797	17,215,886
		33,830,976
Electrical Equipment - 1.5%
Eaton Corp PLC	66,817	27,742,418
GE Vernova Inc	46,325	45,875,184
Hubbell Inc	9,092	4,296,425
Rockwell Automation Inc	19,264	9,248,261
		87,162,288
Ground Transportation - 1.0%
CSX Corp	319,043	16,079,767
JB Hunt Transport Services Inc	12,981	3,527,587
Old Dominion Freight Line Inc	32,402	6,873,760
Union Pacific Corp	101,868	29,758,699
XPO Inc (b)	19,869	3,993,073
		60,232,886
Industrial Conglomerates - 0.3%
3M Co	90,556	15,963,212
Machinery - 2.3%
Caterpillar Inc	79,857	65,068,283
CNH Industrial NV Class A	151,759	1,555,530
Cummins Inc	23,729	15,048,932
Deere & Co	41,676	24,700,115
Dover Corp	22,937	4,693,369
Fortive Corp	48,497	2,871,507
Graco Inc	28,242	2,241,850
IDEX Corp	12,641	2,913,118
Ingersoll Rand Inc	67,609	5,637,238
Pentair PLC	27,798	1,819,101
Xylem Inc/NY	41,954	4,907,359
		131,456,402
Passenger Airlines - 0.0%
Delta Air Lines Inc	28,111	2,458,026
Professional Services - 0.7%
Automatic Data Processing Inc	69,605	18,546,948
Broadridge Financial Solutions Inc	20,455	3,149,047
Jacobs Solutions Inc	20,330	2,743,127
Paychex Inc	56,556	6,608,003
TransUnion	33,839	2,660,422
Verisk Analytics Inc	22,883	4,458,753
		38,166,300
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	33,392	7,824,747
United Rentals Inc	10,846	11,705,654
WW Grainger Inc	7,481	10,340,388
		29,870,789
TOTAL INDUSTRIALS		529,244,211
Information Technology - 34.6%
Communications Equipment - 0.1%
F5 Inc (b)	9,814	3,950,822
Electronic Equipment, Instruments & Components - 0.2%
Keysight Technologies Inc (b)	29,513	9,417,008
IT Services - 1.0%
Accenture PLC Class A	106,870	17,731,870
IBM Corporation	161,824	36,191,938
Twilio Inc Class A (b)	25,237	4,980,522
		58,904,330
Semiconductors & Semiconductor Equipment - 19.2%
Advanced Micro Devices Inc (b)	280,278	133,454,370
Analog Devices Inc	84,002	30,863,175
Applied Materials Inc	136,311	69,201,005
First Solar Inc (b)	17,688	3,732,698
Lam Research Corp	214,488	62,849,274
Marvell Technology Inc	146,569	27,490,482
NVIDIA Corp	3,967,948	796,565,561
		1,124,156,565
Software - 12.7%
Adobe Inc (b)	71,143	17,814,919
Atlassian Corp Class A (b)	31,094	3,140,960
Autodesk Inc (b)	38,494	9,015,295
Cadence Design Systems Inc (b)	48,303	16,423,986
Fair Isaac Corp (b)	4,101	4,605,300
Intuit Inc	48,625	15,368,904
Microsoft Corp	1,213,776	564,065,983
Palo Alto Networks Inc (b)	139,989	46,452,550
PTC Inc (b)	23,054	3,163,009
Salesforce Inc	140,335	25,824,447
ServiceNow Inc (b)	182,735	20,325,614
Synopsys Inc (b)	23,438	9,111,757
Trimble Inc (b)	47,756	2,702,034
Workday Inc Class A (b)	16,475	2,641,601
Zscaler Inc (b)	19,612	2,965,334
		743,621,693
Technology Hardware, Storage & Peripherals - 1.4%
Hewlett Packard Enterprise Co	229,113	10,974,513
NetApp Inc	34,221	6,108,448
Seagate Technology Holdings PLC	37,526	32,127,134
Western Digital Corp	59,478	32,405,994
		81,616,089
TOTAL INFORMATION TECHNOLOGY		2,021,666,507
Materials - 2.1%
Chemicals - 1.0%
Ecolab Inc	43,597	12,103,835
International Flavors & Fragrances Inc	42,949	3,402,420
Linde PLC	79,471	38,017,338
PPG Industries Inc	38,741	4,281,655
		57,805,248
Construction Materials - 0.3%
CRH PLC	114,941	10,920,544
Martin Marietta Materials Inc	10,364	5,442,551
		16,363,095
Containers & Packaging - 0.2%
Avery Dennison Corp	13,072	2,218,711
Ball Corp	43,022	2,792,128
International Paper Co	88,204	3,601,369
Smurfit Westrock PLC	90,891	4,178,259
		12,790,467
Metals & Mining - 0.6%
Newmont Corp	186,188	17,447,677
Nucor Corp	38,089	9,799,919
Steel Dynamics Inc	23,653	5,943,053
		33,190,649
TOTAL MATERIALS		120,149,459
Real Estate - 2.0%
Health Care REITs - 0.5%
Welltower Inc	121,280	28,432,883
Industrial REITs - 0.4%
Prologis Inc	162,548	23,506,066
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	51,364	7,540,749
Specialized REITs - 1.0%
American Tower Corp	81,955	14,207,719
Crown Castle Inc	40,480	3,088,624
Digital Realty Trust Inc	59,915	11,295,176
Equinix Inc	17,090	17,419,495
Iron Mountain Inc	52,101	6,372,994
SBA Communications Corp Class A	19,408	3,512,460
Weyerhaeuser Co	131,832	3,299,755
		59,196,223
TOTAL REAL ESTATE		118,675,921
Utilities - 0.9%
Electric Utilities - 0.4%
Edison International	65,805	4,828,113
Eversource Energy	64,725	4,633,662
Exelon Corp	178,091	8,160,130
NRG Energy Inc	35,757	4,801,808
		22,423,713
Gas Utilities - 0.1%
Atmos Energy Corp	28,275	4,885,355
Multi-Utilities - 0.4%
CMS Energy Corp	52,700	3,793,873
Consolidated Edison Inc	62,731	6,828,269
NiSource Inc	82,012	3,643,793
Sempra	112,185	9,933,982
		24,199,917
Water Utilities - 0.0%
American Water Works Co Inc	34,508	4,629,937
TOTAL UTILITIES		56,138,922
TOTAL UNITED STATES		5,804,023,253
TOTAL COMMON STOCKS (Cost $3,517,648,153)		5,833,745,858

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (d) (Cost $2,558,917)	3.64	2,562,000	2,559,434

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $4,882,426)	3.69	4,881,500	4,882,476

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,525,089,496)	5,841,187,768
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,929,396
NET ASSETS - 100.0%	5,845,117,164

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Nasdaq 100 Index Contracts (United States)	3	9/2026	1,704,255	(55,173)
CME E-Mini S&P 500 Index Contracts (United States)	23	9/2026	8,647,138	118,925
TOTAL LONG				63,752

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $720,278.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	283,664,053	763,618,923	1,042,392,173	9,453,025	(8,377)	50	4,882,476	4,881,500
	283,664,053	763,618,923	1,042,392,173	9,453,025	(8,377)	50	4,882,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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